FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Selling, general and administrative expenses	¥ (102,769)	$ (15,136)	¥ (108,196)	¥ (84,953)
Fair value change of contingent earn-out liabilities	97,417	14,348	42,404	6,164
Income before equity in losses of subsidiaries and consolidated VIEs and VIE's subsidiaries	(1,500,777)	(221,041)	(448,307)	(426,435)
Net loss	(1,533,592)	(225,874)	(498,242)	(499,859)
Foreign currency translation adjustments	24,265	3,574	(7,621)	4,551
Deemed dividend			(307,389)	(135,545)
Comprehensive loss	(1,509,327)	(222,300)	(505,863)	(495,308)
Parent Company
Selling, general and administrative expenses	(37,557)	(5,530)	(15,888)	(5,247)
Interest income (expenses)	(42,507)	(6,260)	1,761	2,096
Fair value change of contingent earn-out liabilities	97,417	14,348	42,404	6,164
Income before equity in losses of subsidiaries and consolidated VIEs and VIE's subsidiaries	17,353	2,558	28,277	3,013
Equity in losses of subsidiaries and consolidated VIE and VIE's subsidiaries	(1,550,994)	(228,439)	(526,614)	(502,935)
Net loss	(1,533,641)	(225,881)	(498,337)	(499,922)
Foreign currency translation adjustments	24,265	3,574	(7,621)	4,551
Deemed dividend			(307,389)	(135,547)
Comprehensive loss	¥ (1,509,376)	$ (222,307)	¥ (813,347)	¥ (630,918)